Finance Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Expenses Net Abstract [Abstract]
Disclosure of finance income
	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Finance income from contract asset in respect of concession arrangements	-	-	10,294
Changes in the fair value of financial instruments measured at fair value through profit or loss	665	4,580	4,425
Finance income from loans to investee entities	4,186	2,881	1,765
Finance income from loans to non-controlling interests	610	702	230
Finance income from deposits in banks	14,595	12,272	9,833
Finance income from hedging transactions	20,795	-	-
Exchange differences	-	-	10,250
Others	-	4	2
Total	40,851	20,439	36,799

Disclosure of finance expenses
	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Interest expenses from project finance loans	113,131	86,559	54,646
Interest expenses from corporate loans	11,219	14,966	9,750
Interest expenses from Debentures	39,553	18,525	13,191
Finance expenses in respect of contingent consideration arrangement	326	456	1,900
Interest expenses from non-controlling interests loans	2,551	2,737	2,187
Finance expenses from hedging transactions	-	869	3,098
Finance expenses in respect of lease liability	7,345	5,675	2,503
Exchange differences	17,099	3,639	-
Finance expenses from lease back liability	2,671	2,678	1,511
Finance expenses related to tax equity arrangements	17,310	1,362	-
Others	4,297	3,869	2,298
	215,502	141,335	91,084
Amounts capitalized to the cost of qualifying assets	(50,772)	(33,491)	(22,941)
Total	164,730	107,844	68,143